Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Leases
Note 10 - Operating Leases

Note 10 - Operating Leases

In 2016, the Company entered into a six-year agreement to lease trailers used in the delivery of its products. Monthly payments currently total $32,820.

On January 27, 2015, the Company entered into a lease for office space in Lewis Center, Ohio, commencing February 1, 2015 which lease as amended expired in February 2020. The lease provides for the option to extend the lease for up to five additional years. Monthly rent is $1,575 through February 2020. The Company did not renew this lease.

On July 1, 2015, the Company entered into a five-year lease for warehouse space in Corsicana, Texas. Rent is $3,750 monthly throughout the term of the lease. The Company is also responsible for the pro rata share of the projected monthly expenses for the property taxes. The current pro rata share is $882. The lease was extended on June 1, 2019 for five years. The Company recorded a right of use asset and an operating lease liability of $145,267. This amount represents the difference between the value from the remaining lease and the extended lease.

On September 1, 2019, the Company entered into a one-year lease for office space in Grand Forks, North Dakota. Monthly rent is $590 a month through August 2020. The lease was not renewed and the Company vacated the space.

Future remaining minimum lease payments under these non-cancelable leases are as follows:

For the twelve months ended June 30,
2022	$429,760
2023	163,260
2024	33,760
Total	626,780
Less discount	(25,614)
Total lease liabilities	601,166
Less current portion	(409,201)
Operating lease obligation, net of current portion	$191,965

The weighted average remaining lease term for operating leases is 1.6 years and the weighted average discount rate used in calculating the operating lease asset and liability is 5.0%. For the six months ended June 30, 2021, payments on lease obligations were $219,420 and amortization on the right of use assets was $200,398.

For the three and six months ended June 30, 2021, the Company’s lease cost consists of the following components, each of which is included in costs and expenses within the Company’s consolidated statements of operations:

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021

Operating lease cost	$101,867	$201,434
Short-term lease cost (1)	1,770	3,540
Total lease cost	$103,637	$204,974

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(1)	Short-term lease costs includes any lease with a term of less than 12 months

Note 10 - Operating Leases

In 2016, the Company entered into a six-year agreement to lease trailers used in the delivery of its products. Monthly payments currently total $32,820.

On January 27, 2015, the Company entered into a lease for office space in Lewis Center, Ohio, commencing February 1, 2015 which lease as amended expired in February 2020. The lease provides for the option to extend the lease for up to five additional years. Monthly rent is $1,575 through February 2020. The Company did not renew this lease.

On July 1, 2015, the Company entered into a five-year lease for warehouse space in Corsicana, Texas. Rent is $3,750 monthly throughout the term of the lease. The Company is also responsible for the pro rata share of the projected monthly expenses for the property taxes. The current pro rata share is $882. The lease was extended on June 1, 2019 for five years. The company recorded a right of use asset and an operating lease liability of $145,267. This amount represents the difference between the value from the remaining lease and the extended lease.

On September 1, 2019, the Company entered into a one-year lease for office space in Grand Forks, North Dakota. Monthly rent is $590 a month through August 2020. This lease was not renewed and the Company vacated the space.

Future remaining minimum lease payments under these non-cancelable leases are as follows:

For the twelve months ended December 31
2021	$438,840
2022	351,100
2023	45,000
2024	11,250
Total	846,190
Less discount	(43,590)
Total lease liabilities	802,600
Less current portion	(407,975)
Operating lease obligation, net of current portion	$394,625

The weighted average remaining lease term for operating leases is 2 years and the weighted average discount rate used in calculating the operating lease asset and liability is 5%. For the year ended December 31, 2020, payments on lease obligations were $438,840 and amortization on the right of use assets was $310,706.

For the year ended December 31, 2020, the Company’s lease cost consists of the following components, each of which is included in costs and expenses within the Company’s consolidated statements of operations:

Year Ended December 31, 2020

Operating lease cost	$363,100
Short-term lease cost (1)	7,080
Total lease cost	$370,180

(1)	Short-term lease costs includes any lease with a term of less than 12 months